Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.6% of Net Assets

Non-Convertible Bonds — 84.4%
	ABS Car Loan — 4.6%
$675,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027(a)	$652,786
125,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	126,552
500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	515,368
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	638,996
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	598,705
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027(a)	129,632
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	127,507
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,022,827
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	91,708
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	205,679
107,595	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	100,665
515,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	452,529
200,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	200,180
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	102,178
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030(a)	876,161
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	318,788
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	1,281,214
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	393,849
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	788,426
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	932,429
100,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	96,984
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	160,764
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	337,352
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	161,348
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	699,101
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	226,418
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	395,908
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	203,606
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	$315,707
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	1,918,561
725,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027(a)	685,813
675,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027(a)	631,906
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	256,770
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	313,284
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	885,966
299,500	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	298,195
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class D2, 9.130%, 6/25/2027(a)	256,233
360,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029(a)	365,848
605,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	542,757
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	438,847
39,992	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	39,284
61,992	JPMorgan Chase Bank N.A, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	59,768
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	137,659
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	76,617
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	650,725
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	102,923
62,484	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	60,874
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	202,326
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	652,468
		20,730,191
	ABS Credit Card — 0.1%
380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	383,957
	ABS Home Equity — 4.3%
641,835	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061(a)(b)	609,166
343,648	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059(a)(b)	338,466
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	168,501
300,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	239,970
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	124,192
630,000	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	592,829

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	$511,017
486,262	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060(a)(b)	472,024
1,175,371	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060(a)(b)	1,142,388
221,693	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.337%, 4/25/2042(a)(b)	223,708
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	602,478
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	277,578
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	180,225
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	277,631
256,817	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	243,616
276,898	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053(a)(b)	279,673
85,157	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	68,740
798,658	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	706,733
413,763	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	365,730
124,357	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.250%, 6/25/2060(a)(b)	124,241
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,082,656
536,137	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061(a)(b)	517,590
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	96,103
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	635,143
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	216,018
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	179,255
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	112,642
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	89,932
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	261,007
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	88,487
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	337,682
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	177,548
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	$284,824
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	82,051
100,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2028(a)	94,688
749,800	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026(a)(b)	747,188
272,929	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026(a)(b)	269,890
496,491	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026(a)(b)	484,011
157,037	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026(a)(b)	153,384
760,334	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	740,603
907,449	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	908,586
325,000	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	321,098
568,603	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 3.240%, 6/25/2024(a)(b)	556,926
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	233,318
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	406,965
578,606	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	543,376
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	84,657
124,736	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	124,177
187,439	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051(a)(b)	181,315
551,147	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051(a)(b)	532,898
463,340	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051(a)(b)	451,525
307,139	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051(a)(b)	298,604
732,536	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051(a)(b)	706,467
		19,549,520
	ABS Other — 3.2%
380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	385,978
147,849	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	136,199
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	131,746
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	411,358
83,004	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036(a)	76,151
676,706	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	609,349
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	159,842
751,915	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	663,132
115,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	119,155

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$44,243	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	$43,804
370,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	355,363
1,500,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,493,970
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	117,241
291,750	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	277,169
634,460	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	577,265
892,944	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	796,543
110,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	107,759
915,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	925,965
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	252,339
55,412	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	51,608
137,165	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033(a)	135,948
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	290,205
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	359,689
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	92,378
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	314,414
159,878	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	137,536
87,906	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036(a)	86,078
58,366	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036(a)	55,839
50,817	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	47,856
87,040	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	88,997
282,422	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	284,171
1,193,836	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	1,047,863
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	93,382
609,013	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	527,440
136,668	Sunnova Helios XII Issuer LLC, Series 2023-B, Class B, 5.600%, 8/22/2050(a)	132,740
584,725	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	501,984
230,000	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.750%, 10/25/2056(a)(b)	220,430
510,306	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	430,756
1,112,378	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	933,760
1,047,008	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,076,482
		14,549,884
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — 0.6%
$209,709	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	$189,736
170,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	175,338
203,669	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045(a)	180,150
69,091	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	63,239
199,083	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	175,375
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	75,982
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	115,105
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	251,353
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	277,776
101,661	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	99,290
53,596	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	49,759
686,724	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 6.206%, 1/15/2053(a)(b)	673,844
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	391,401
		2,718,348
	ABS Whole Business — 0.4%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	804,821
56,550	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	53,936
133,000	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	128,098
250,000	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	261,830
292,500	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	241,569
91,200	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	80,673
49,125	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	45,513
126,896	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	119,708
		1,736,148
	Aerospace & Defense — 0.6%
855,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	896,892
155,000	RTX Corp., 2.375%, 3/15/2032	129,169
1,225,000	RTX Corp., 5.150%, 2/27/2033	1,248,452
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	445,041
		2,719,554
	Airlines — 1.1%
286,516	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	267,343
924,375	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	897,935
577,091	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	542,891

Principal Amount (‡)	Description	Value (†)

	Airlines — continued
$958,072	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	$931,390
904,244	United Airlines Pass-Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	863,611
407,600	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	411,932
1,075,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	1,091,480
		5,006,582
	Automotive — 0.8%
130,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	110,678
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,060,137
270,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	278,438
135,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	139,580
285,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	303,269
60,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	53,220
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	92,349
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	296,292
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	318,702
		3,652,665
	Banking — 4.9%
205,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	215,958
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,255,443
1,585,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	1,188,848
1,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(c)	1,017,686
3,340,000	Bank of America Corp., 6.110%, 1/29/2037	3,561,070
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	603,556
915,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	840,710
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	874,581
980,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,016,433
580,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	612,138
685,000	Credit Agricole SA, 3.250%, 1/14/2030(a)	603,375
495,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	460,494
370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	303,738
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,007,469
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	219,098
1,055,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	1,089,380
300,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	314,630
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$355,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	$363,781
645,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	688,363
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/1/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	239,024
1,465,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	1,481,546
530,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	532,812
650,000	Synchrony Bank, 5.625%, 8/23/2027	639,372
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	442,525
780,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	809,188
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,066,510
200,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	182,879
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	396,390
		22,026,997
	Brokerage — 0.4%
210,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	215,335
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,755,293
		1,970,628
	Building Materials — 1.6%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	4,024,647
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,133,291
140,000	JELD-WEN, Inc., 4.875%, 12/15/2027(a)	132,300
213,000	Masco Corp., 6.500%, 8/15/2032	232,232
380,000	Masco Corp., 7.750%, 8/01/2029	422,492
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,362,636
		7,307,598
	Cable Satellite — 3.9%
375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	327,619
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,750,743
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	39,789
1,780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,501,363
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	117,077
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,651,420
230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	212,263
1,295,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	944,798
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	151,215
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,631,746
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,545,833
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	525,698
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,897,701
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,161,496

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$270,000	DISH DBS Corp., 7.750%, 7/01/2026	$188,058
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	294,276
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,477,903
		17,418,998
	Chemicals — 0.9%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	667,986
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	155,233
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	488,511
545,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	506,850
360,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	377,378
230,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	243,130
320,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	338,280
1,245,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	1,350,325
		4,127,693
	Construction Machinery — 1.0%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	197,565
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	272,099
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,787,993
415,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	414,638
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	622,121
965,000	Toro Co., 6.625%, 5/01/2037	1,025,718
		4,320,134
	Consumer Cyclical Services — 1.6%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	616,069
735,000	Expedia Group, Inc., 3.250%, 2/15/2030	673,779
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	914,754
2,965,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	2,828,511
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	1,423,561
390,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	403,896
120,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	122,226
		6,982,796
	Diversified Manufacturing — 0.3%
120,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	126,960
185,000	Nordson Corp., 5.800%, 9/15/2033	196,370
1,135,000	Veralto Corp., 5.450%, 9/18/2033(a)	1,175,598
		1,498,928
	Electric — 0.4%
1,092,007	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	941,812
100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	109,034
265,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	267,135
505,000	Southern Co., 5.700%, 3/15/2034	531,019
		1,849,000
	Finance Companies — 5.8%
1,406,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	1,283,662
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,605,758
345,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	296,242
190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	194,454
575,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	605,526
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.406%, 1/15/2067(a)(b)	$154,860
612,000	Air Lease Corp., 4.625%, 10/01/2028	597,919
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	884,329
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	754,590
460,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	394,363
2,290,000	Ares Capital Corp., 3.200%, 11/15/2031	1,915,165
240,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	222,442
590,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	600,844
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	983,198
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	845,584
615,000	Barings BDC, Inc., 3.300%, 11/23/2026	560,759
80,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	72,085
625,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	548,622
1,490,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	1,439,650
1,100,000	GATX Corp., 5.450%, 9/15/2033	1,106,779
65,000	GATX Corp., 6.050%, 3/15/2034	67,501
450,000	GATX Corp., 6.900%, 5/01/2034	495,190
445,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	435,191
155,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	140,141
685,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	658,681
1,315,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	1,078,761
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	64,781
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	75,204
225,000	OneMain Finance Corp., 4.000%, 9/15/2030	192,545
295,000	OneMain Finance Corp., 5.375%, 11/15/2029	276,238
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	1,969,537
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,217,341
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,941,914
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	917,491
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	658,619
		26,255,966
	Financial Other — 0.6%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	75,997
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	9,379
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	9,214
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	8,423
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	8,772
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	13,000
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	13,000

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	$48,258
2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,096,001
10,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	9,939
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	35,929
15,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	14,726
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	41,621
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	7,352
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	6,542
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	52,037
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	26,000
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	26,000
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	15,187
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	16,456
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	8,000
95,664	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	11,700
95,664	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	10,157
191,329	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	17,860
286,993	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	22,747
286,993	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	21,324
134,816	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	8,593
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	4,016
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	9,000
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	24,728
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	23,047
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	13,500
		2,708,505
	Food & Beverage — 0.6%
995,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	999,975
350,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	307,858
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,039,867
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	252,902
		2,600,602
	Gaming — 1.0%
925,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	789,132
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	325,037
1,890,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,909,233
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,717
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	$224,257
710,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	683,275
575,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	556,556
		4,518,207
	Government Owned - No Guarantee — 0.6%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	657,724
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	832,776
870,000	Pertamina Persero PT, 6.450%, 5/30/2044(a)	948,589
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	15,382
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	32,444
		2,486,915
	Health Insurance — 1.0%
25,000	Centene Corp., 2.450%, 7/15/2028	22,265
2,520,000	Centene Corp., 2.500%, 3/01/2031	2,099,566
625,000	Centene Corp., 2.625%, 8/01/2031	518,577
85,000	Centene Corp., 3.000%, 10/15/2030	73,614
205,000	Centene Corp., 3.375%, 2/15/2030	183,932
450,000	Centene Corp., 4.625%, 12/15/2029	431,427
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	576,684
460,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	435,058
		4,341,123
	Healthcare — 0.8%
15,000	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028(a)	15,824
700,000	HCA, Inc., 4.125%, 6/15/2029	669,283
2,605,000	HCA, Inc., 5.500%, 6/01/2033	2,645,906
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	339,982
		3,670,995
	Home Construction — 0.2%
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,103,500
	Independent Energy — 3.6%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030(a)	1,271,648
675,000	Aker BP ASA, 5.600%, 6/13/2028(a)	688,062
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	196,234
1,070,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	868,022
100,000	Continental Resources, Inc., 4.375%, 1/15/2028	96,822
4,040,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,021,655
740,000	Energian Israel Finance Ltd., 5.375%, 3/30/2028(a)	649,535
965,000	Energian Israel Finance Ltd., 5.875%, 3/30/2031(a)	813,204
840,000	EQT Corp., 3.625%, 5/15/2031(a)	750,179
160,000	EQT Corp., 5.000%, 1/15/2029	158,499
160,000	EQT Corp., 5.700%, 4/01/2028	162,371
975,000	EQT Corp., 7.000%, 2/01/2030	1,046,409
330,000	Leviathan Bond Ltd., 6.500%, 6/30/2027(a)	310,609
360,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(a)	327,655
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	177,505
45,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	46,718
65,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	73,941
975,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,140,949
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,105,590
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	67,042
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	320,947

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$40,000	Ovintiv, Inc., 7.200%, 11/01/2031	$43,406
125,000	Ovintiv, Inc., 7.375%, 11/01/2031	137,699
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	120,278
355,000	Var Energi ASA, 7.500%, 1/15/2028(a)	376,213
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	789,318
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	310,500
		16,071,010
	Industrial Other — 0.3%
1,095,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	1,143,614
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	351,385
		1,494,999
	Leisure — 1.2%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	120,866
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	604,769
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	380,071
150,000	Carnival Corp., 7.000%, 8/15/2029(a)	156,618
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	752,411
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	479,195
750,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	783,437
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	268,025
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	135,222
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,683,276
		5,363,890
	Life Insurance — 1.6%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	344,944
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,767,182
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,549,313
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,490,781
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,218,088
		7,370,308
	Lodging — 0.8%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	746,166
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	177,040
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	631,944
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	467,041
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	555,263
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	728,855
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	109,387
55,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	55,482
		3,471,178
	Media Entertainment — 1.4%
540,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	415,425
550,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	437,016
1,510,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,528,952
200,000	Netflix, Inc., 5.375%, 11/15/2029(a)	206,624
915,000	Netflix, Inc., 5.875%, 11/15/2028	963,296
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,288,400
125,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	131,267
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$300,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	$284,637
1,235,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,130,277
		6,385,894
	Metals & Mining — 3.9%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	1,624,341
940,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	949,593
1,430,000	ArcelorMittal SA, 6.800%, 11/29/2032	1,546,414
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	2,277,585
477,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025(a)	454,817
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	393,241
5,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,695
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	278,249
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,504,983
1,100,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,141,271
1,485,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,555,702
1,425,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,529,885
2,975,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,243,399
215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	133,582
		17,637,757
	Midstream — 2.7%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	387,674
1,805,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,641,003
165,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	157,817
535,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033(a)	549,306
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	459,570
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,994
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	611,411
1,320,000	Enbridge, Inc., 5.700%, 3/08/2033	1,372,004
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	913,973
715,000	Energy Transfer LP, 5.750%, 2/15/2033	737,150
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	96,958
550,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	506,000
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	282,914
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	105,654
460,000	Targa Resources Corp., 6.125%, 3/15/2033	484,306
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	359,940
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	97,141
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	104,981
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,387,584
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	363,025
170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	158,974
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	206,209
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	352,442

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	$72,424
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	49,049
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	103,887
485,000	Western Midstream Operating LP, 6.350%, 1/15/2029	506,539
		12,077,929
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	257,249
	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
710,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	566,505
144,927	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	127,788
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.232%, 12/15/2038(a)(b)	663,740
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.594%, 8/15/2024(a)(b)	567,496
7,659	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045(a)	6,816
86,568	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	75,362
125,729	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	112,654
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	149,611
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	70,063
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	116,282
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	558,582
242,694	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.727%, 7/15/2038(a)(b)	238,427
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(b)	226,518
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	224,788
255,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	237,591
848,810	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.784%, 12/15/2047(a)(b)	752,045
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.784%, 12/15/2047(a)(b)	80,678
149,284	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.927%, 11/15/2038(a)(b)	146,285
398,089	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.277%, 11/15/2038(a)(b)	389,595
194,069	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.477%, 11/15/2038(a)(b)	188,953
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$96,132	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	$82,715
206,666	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.954%, 7/15/2046(b)	179,683
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	232,862
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.204%, 8/15/2046(b)	342,012
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	302,172
		6,639,223
	Other REITs — 0.0%
270,000	EPR Properties, 3.600%, 11/15/2031	223,929
	Paper — 0.4%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	407,846
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,192,063
		1,599,909
	Pharmaceuticals — 1.6%
1,410,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	849,163
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	593,335
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	735,498
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	649,456
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	314,806
1,900,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,286,011
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,110,700
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	663,757
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	695,156
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	501,667
		7,399,549
	Property & Casualty Insurance — 0.2%
1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.916%, 1/15/2033(a)(f)	57,050
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	884,079
		941,129
	Retailers — 0.6%
300,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	277,680
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,069,598
1,420,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	1,287,543
125,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	113,628
		2,748,449
	Sovereigns — 0.1%
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	349,867
	Technology — 6.3%
1,070,000	Avnet, Inc., 5.500%, 6/01/2032	1,058,620
735,000	Block, Inc., 3.500%, 6/01/2031	652,644
410,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	350,576
920,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	757,941

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	$751,200
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	597,249
1,030,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	896,105
715,000	Broadcom, Inc., 4.150%, 11/15/2030	682,954
330,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	311,082
545,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	498,345
185,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	169,529
2,120,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,878,999
310,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	296,881
1,870,000	CommScope, Inc., 4.750%, 9/01/2029(a)	1,255,528
1,295,000	Entegris Escrow Corp., 4.750%, 4/15/2029(a)	1,247,621
410,000	Gartner, Inc., 3.625%, 6/15/2029(a)	370,059
90,000	Gartner, Inc., 3.750%, 10/01/2030(a)	79,558
435,000	Global Payments, Inc., 2.900%, 5/15/2030	382,618
530,000	Global Payments, Inc., 2.900%, 11/15/2031	453,356
255,000	Global Payments, Inc., 5.300%, 8/15/2029	256,666
545,000	Global Payments, Inc., 5.400%, 8/15/2032	550,312
400,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(a)	422,689
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,150,707
275,000	Leidos, Inc., 2.300%, 2/15/2031	230,176
115,000	Leidos, Inc., 4.375%, 5/15/2030	110,099
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,126,200
235,000	Marvell Technology, Inc., 5.950%, 9/15/2033	249,192
1,320,000	Micron Technology, Inc., 5.875%, 2/09/2033	1,371,991
3,560,000	Micron Technology, Inc., 5.875%, 9/15/2033	3,702,693
1,480,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,599,267
290,000	MSCI, Inc., 3.250%, 8/15/2033(a)	242,378
315,000	Open Text Corp., 6.900%, 12/01/2027(a)	327,490
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	571,529
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	198,703
70,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	61,651
205,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	211,614
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,064,850
1,220,000	VMware LLC, 2.200%, 8/15/2031	1,010,907
490,000	Western Digital Corp., 2.850%, 2/01/2029	421,829
810,000	Western Digital Corp., 4.750%, 2/15/2026	794,625
		28,366,433
	Transportation Services — 0.1%
340,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	325,193
	Treasuries — 14.5%
15,575(g )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	3,198,594
16,889,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	1,111,845
16,104,000,000	Indonesia Treasury Bonds, Series FR95, 6.375%, 8/15/2028, (IDR)	1,042,341
403,868(h )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	2,153,955
47,450,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	2,188,005
16,275,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	14,278,769
41,100,000	U.S. Treasury Notes, 4.625%, 6/30/2025	41,197,933
		65,171,442
	Wireless — 2.2%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,233,414
385,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	334,080
Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$935,000	SBA Communications Corp., 3.125%, 2/01/2029	$840,094
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	547,296
1,305,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,610,713
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	134,617
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	225,833
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,480,987
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,811,715
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	530,321
		9,749,070
	Total Non-Convertible Bonds (Identified Cost $404,082,603)	379,879,841

Convertible Bonds — 3.5%
	Airlines — 0.3%
1,375,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,389,437
	Cable Satellite — 0.7%
1,055,000	DISH Network Corp., 2.375%, 3/15/2024	1,044,450
4,105,000	DISH Network Corp., 3.375%, 8/15/2026	2,175,650
90,000	DISH Network Corp., Zero Coupon, 6.944%–33.164%, 12/15/2025(j)	55,800
		3,275,900
	Consumer Cyclical Services — 0.3%
1,270,000	Uber Technologies, Inc., Zero Coupon, 0.000%–5.582%, 12/15/2025(j)	1,291,411
	Electric — 0.2%
1,075,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028(a)	1,041,138
	Financial Other — 0.0%
118,253	Sunac China Holdings Ltd., 7.800% PIK or 7.800% Cash, 9/30/2032(a)(e)	8,869
	Gaming — 0.1%
215,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	278,425
	Healthcare — 0.4%
2,405,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,976,669
	Leisure — 0.1%
750,000	NCL Corp. Ltd., 1.125%, 2/15/2027	689,535
	Media Entertainment — 0.1%
540,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(j)	475,200
	Pharmaceuticals — 0.8%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	808,192
2,205,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,264,315
485,000	Livongo Health, Inc., 0.875%, 6/01/2025	453,436
		3,525,943
	Retailers — 0.2%
235,000	Etsy, Inc., 0.125%, 9/01/2027	199,891
740,000	Etsy, Inc., 0.250%, 6/15/2028	592,444
		792,335
	Technology — 0.3%
465,000	Splunk, Inc., 1.125%, 6/15/2027	450,353
910,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(j)	756,210
		1,206,563
	Total Convertible Bonds (Identified Cost $19,703,772)	15,951,425

Principal Amount (‡)	Description	Value (†)

Municipals — 0.7%
	Virginia — 0.7%
$3,780,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $3,763,818)	$3,247,367
	Total Bonds and Notes (Identified Cost $427,550,193)	399,078,633

Collateralized Loan Obligations — 3.7%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.574%, 4/23/2034(a)(b)	529,950
1,005,000	AIMCO CLO, Series 2017-AA, Class DR, 3 mo. USD SOFR + 3.412%, 8.827%, 4/20/2034(a)(b)	1,003,862
605,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.573%, 1/17/2032(a)(b)	604,362
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 8.577%, 4/20/2034(a)(b)	1,916,299
2,100,000	ARES XLII CLO Ltd., Series 2017-42A, Class BR, 3 mo. USD SOFR + 1.762%, 7.174%, 1/22/2028(a)(b)	2,095,334
255,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.674%, 1/23/2031(a)(b)	250,631
450,000	Carlyle U.S. CLO Ltd., Series 2016-4A, Class A2R, 3 mo. USD SOFR + 1.712%, 7.127%, 10/20/2027(a)(b)	449,662
370,000	Carlyle U.S. CLO Ltd., Series 2018-4A, Class C, 3 mo. USD SOFR + 3.162%, 8.577%, 1/20/2031(a)(b)	365,493
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 8.546%, 7/16/2031(a)(b)	300,192
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 2.912%, 8.307%, 4/18/2031(a)(b)	500,118
1,090,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.624%, 4/22/2034(a)(b)	1,084,095
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD SOFR + 3.112%, 8.527%, 1/20/2034(a)(b)	337,945
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.706%, 4/15/2034(a)(b)	361,831
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD SOFR + 3.262%, 8.674%, 1/23/2031(a)(b)	492,116
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 2.962%, 8.356%, 4/15/2031(a)(b)	1,888,820
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3 mo. USD SOFR + 3.212%, 8.627%, 7/20/2031(a)(b)	249,672
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD SOFR + 4.012%, 9.406%, 4/15/2034(a)(b)	1,820,270
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.927%, 4/20/2034(a)(b)	244,577
Principal Amount (‡)	Description	Value (†)

$838,643	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.729%, 5/20/2031(a)(b)	$838,671
470,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.824%, 4/17/2034(a)(b)	469,984
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.577%, 4/20/2034(a)(b)	573,085
410,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.756%, 4/15/2032(a)(b)	409,597
	Total Collateralized Loan Obligations (Identified Cost $16,888,011)	16,786,566

Shares
Common Stocks— 1.7%
	Aerospace & Defense — 0.1%
453	Lockheed Martin Corp.	205,318
	Air Freight & Logistics — 0.1%
967	United Parcel Service, Inc., Class B	152,041
	Banks — 0.0%
717	JPMorgan Chase & Co.	121,962
	Beverages — 0.1%
3,298	Coca-Cola Co.	194,351
	Biotechnology — 0.2%
5,560	AbbVie, Inc.	861,633
	Capital Markets — 0.0%
68	BlackRock, Inc.	55,203
561	Morgan Stanley	52,313
		107,516
	Chemicals — 0.0%
181	Linde PLC	74,339
	Communications Equipment — 0.0%
948	Cisco Systems, Inc.	47,893
	Consumer Staples Distribution & Retail — 0.1%
234	Costco Wholesale Corp.	154,459
738	Walmart, Inc.	116,345
		270,804
	Containers & Packaging — 0.0%
359	Packaging Corp. of America	58,485
	Electric Utilities — 0.0%
883	Duke Energy Corp.	85,686
	Electrical Equipment — 0.0%
684	Emerson Electric Co.	66,574
	Financial Services — 0.0%
177	Mastercard, Inc., Class A	75,492
	Ground Transportation — 0.0%
464	Union Pacific Corp.	113,968
	Health Care Equipment & Supplies — 0.0%
1,289	Abbott Laboratories	141,880
	Health Care Providers & Services — 0.1%
391	Elevance Health, Inc.	184,380
262	UnitedHealth Group, Inc.	137,935
		322,315
	Hotels, Restaurants & Leisure — 0.0%
1,439	Starbucks Corp.	138,158

Shares	Description	Value (†)
	Household Products — 0.0%
988	Procter & Gamble Co.	$144,782
	IT Services — 0.0%
82	Accenture PLC, Class A	28,775
	Life Sciences Tools & Services — 0.0%
161	Thermo Fisher Scientific, Inc.	85,457
	Machinery — 0.0%
300	Deere & Co.	119,961
	Media — 0.2%
138,910	Altice USA, Inc., Class A(f)	451,457
2,988	Comcast Corp., Class A	131,024
34,625	iHeartMedia, Inc., Class A(f)	92,449
		674,930
	Metals & Mining — 0.0%
2,729	Newmont Corp.	112,953
	Oil, Gas & Consumable Fuels — 0.4%
939	Battalion Oil Corp.(f)	9,024
10,661	Canadian Natural Resources Ltd.	698,509
4,098	Diamondback Energy, Inc.	635,518
587	Pioneer Natural Resources Co.	132,004
2,797	Williams Cos., Inc.	97,419
		1,572,474
	Pharmaceuticals — 0.1%
2,342	Bristol-Myers Squibb Co.	120,168
788	Johnson & Johnson	123,511
854	Merck & Co., Inc.	93,103
		336,782
	Professional Services — 0.0%
456	Clarivate PLC(f)	4,223
	Semiconductors & Semiconductor Equipment — 0.1%
172	Broadcom, Inc.	191,995
1,693	Microchip Technology, Inc.	152,675
1,236	QUALCOMM, Inc.	178,762
		523,432
	Software — 0.1%
478	Microsoft Corp.	179,747
	Specialized REITs — 0.0%
616	American Tower Corp.	132,982
	Specialty Retail — 0.0%
386	Home Depot, Inc.	133,768
	Technology Hardware, Storage & Peripherals — 0.1%
862	Apple, Inc.	165,961
	Trading Companies & Distributors — 0.0%
1,228	Fastenal Co.	79,538
	Total Common Stocks (Identified Cost $9,375,733)	7,334,180

Principal Amount (‡)
Senior Loans — 0.9%
	Aerospace & Defense — 0.0%
$100,000	TransDigm, Inc., 2023 Term Loan J, 2/14/2031(k)	100,375
	Building Materials — 0.1%
445,000	Summit Materials LLC, 2023 Incremental Term Loan B, 11/30/2028(k)	446,393
Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.1%
$482,913	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.135%, 3/03/2030(b)(l)	$484,071
	Healthcare — 0.2%
664,543	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.348%, 9/27/2030(b)(l)	655,957
	Leisure — 0.2%
769,950	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.720%, 10/18/2028(b)(l)	770,274
247,978	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.357%, 8/08/2027(b)(l)	248,184
		1,018,458
	Property & Casualty Insurance — 0.1%
319,200	HUB International Ltd., 2023 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.662%, 6/20/2030(b)(l)	320,403
	Restaurants — 0.1%
595,000	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.606%, 9/20/2030(b)(l)	594,786
	Technology — 0.1%
349,000	GTCR W Merger Sub LLC, USD Term Loan B, 9/20/2030(k)	350,309
	Total Senior Loans (Identified Cost $3,951,936)	3,970,752

Shares
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Banking — 0.3%
601	Bank of America Corp., Series L, 7.250%	724,373
433	Wells Fargo & Co., Series L, Class A, 7.500%	517,704
		1,242,077
	Midstream — 0.0%
5,333	El Paso Energy Capital Trust I, 4.750%	251,184
	Technology — 0.1%
8,046	Clarivate PLC, Series A, 5.250%	308,162
	Total Convertible Preferred Stocks (Identified Cost $2,529,348)	1,801,423
	Total Preferred Stocks (Identified Cost $2,529,348)	1,801,423

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.8%
$6,963,225	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $6,965,159 on 1/02/2024 collateralized by $7,375,000 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $7,102,579 including accrued interest(m)	$6,963,225
10,520,000	U.S. Treasury Bills, 5.043%, 6/27/2024(n)	10,259,142
	Total Short-Term Investments (Identified Cost $17,220,937)	17,222,367
	Total Investments — 99.1% (Identified Cost $477,516,158)	446,193,921
	Other assets less liabilities — 0.9%	4,190,776
	Net Assets — 100.0%	$450,384,697

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$195,679,456 or 43.4% of net assets.

(b)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2023, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/20/2024	EUR	S	1,063,000	$1,165,324	$1,177,107	$(11,783)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/19/2024	70	$7,672,796	$7,902,344	$229,548
CBOT 2 Year U.S. Treasury Notes Futures	3/28/2024	217	44,330,457	44,683,351	352,894
CBOT 5 Year U.S. Treasury Notes Futures	3/28/2024	1,175	125,831,626	127,808,790	1,977,164
CBOT U.S. Long Bond Futures	3/19/2024	336	39,794,795	41,979,000	2,184,205
CME Ultra Long Term U.S. Treasury Bond Futures	3/19/2024	148	18,251,946	19,771,875	1,519,929
Total					$6,263,740

At December 31, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Notes Futures	3/19/2024	750	$86,370,678	$88,511,719	$(2,141,041)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$399,078,633	$—	$399,078,633
Collateralized Loan Obligations	—	16,786,566	—	16,786,566
Common Stocks(a)	7,334,180	—	—	7,334,180
Senior Loans(a)	—	3,970,752	—	3,970,752

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$1,801,423	$—	$—	$1,801,423
Short-Term Investments	—	17,222,367	—	17,222,367
Total Investments	9,135,603	437,058,318	—	446,193,921
Futures Contracts (unrealized appreciation)	6,263,740	—	—	6,263,740
Total	$15,399,343	$437,058,318	$—	$452,457,661

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(11,783)	$—	$(11,783)
Futures Contracts (unrealized depreciation)	(2,141,041)	—	—	(2,141,041)
Total	$(2,141,041)	$(11,783)	$—	$(2,152,824)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2023, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$6,263,740

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(11,783)	$—	$(11,783)
Exchange-traded liability derivatives
Interest rate contracts	—	(2,141,041)	(2,141,041)
Total liability derivatives	$(11,783)	$(2,141,041)	$(2,152,824)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:
Counterparty:	Derivatives	Collateral Pledged
Bank of America N.A.	$(11,783)	$—
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2023 (Unaudited)
Treasuries	14.5%
Technology	6.8
Finance Companies	5.8
Banking	5.2
ABS Car Loan	4.6
Cable Satellite	4.6
ABS Home Equity	4.3
Metals & Mining	3.9
Independent Energy	3.6
ABS Other	3.2
Midstream	2.7
Pharmaceuticals	2.5
Wireless	2.2
Consumer Cyclical Services	2.0
Other Investments, less than 2% each	25.7
Collateralized Loan Obligations	3.7
Short-Term Investments	3.8
Total Investments	99.1
Other assets less liabilities (including forward foreign currency and futures contracts)	0.9
Net Assets	100.0%

Currency Exposure Summary at December 31, 2023 (Unaudited)
United States Dollar	96.7%
Other, less than 2% each	2.4
Total Investments	99.1
Other assets less liabilities (including forward foreign currency and futures contracts)	0.9
Net Assets	100.0%